Lease Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Lease Liability [Abstract]
Schedule of changes in the lease liability
	At 30 June 2020	At 31 December 2019
	USD	USD
At 1 January	30,779,137	30,221,425
Interest charge	1,462,009	2,871,035
Amount paid during the period / year	-	(2,313,323)

At 30 June / 31 December	32,241,146	30,779,137

	2019	2018
	USD	USD

At 1 January	30,221,425	29,670,675
Interest charge	2,871,035	2,818,714
Amount paid during the year	(2,313,323)	(2,267,964)

At 31 December	30,779,137	30,221,425

Schedule of lease liability is classified in the consolidated statement
	At 30 June 2020	At 31 December 2019
	USD	USD
Current	3,356,221	2,154,878
Non-current	28,884,925	28,624,259

	32,241,146	30,779,137

	2019	2018
	USD	USD

Current	2,154,878	2,112,624
Non-current	28,624,259	28,108,801

	30,779,137	30,221,425

Schedule of maturity of the lease liability
	Lease payments		Present value of minimum lease payments
	At 30 June 2020	At 31 December 2019	At 30 June 2020	At 31 December 2019
	USD	USD	USD	USD
Not later than one year	3,562,981	2,359,590	3,356,221	2,154,877
Later than one year and not later than five years	10,019,008	9,919,810	7,313,652	7,241,240
Later than five years	212,167,199	213,469,800	21,571,273	21,383,020

	225,749,188	225,749,200	32,241,146	30,779,137
Finance costs	(193,508,042)	(194,970,063)	-	-

Present value of minimum lease payments	32,241,146	30,779,137	32,241,146	30,779,137

The maturity of the lease liability is as follows:

			Present value of
	Lease payments		minimum lease payments
	2019	2018	2019	2018
	USD	USD	USD	USD

Not later than one year	2,359,590	2,313,323	2,154,877	2,112,624
Later than one year and not later than five years	9,919,810	9,725,304	7,241,240	7,099,255
Later than five years	213,469,800	216,023,896	21,383,020	21,009,546

	225,749,200	228,062,523	30,779,137	30,221,425
Finance costs	(194,970,063)	(197,841,098)	-	-

Present value of minimum lease payments	30,779,137	30,221,425	30,779,137	30,221,425